Information Concerning the Group's Consolidated Operations - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)
Consolidated operations [line items]
Revenues	$ 72,949,000	$ 41,505,000	$ 755,000
Decrease in other income	1,100,000	1,100,000
Increase in research and development expense	3,000,000	2,900,000
Increase in selling, general and administrative expenses	700,000	2,300,000
Decrease in other operating income (expenses)	200,000	2,000,000
Research tax credit litigation settled			700,000
Research tax credit litigations accrual			500,000
Commercial litigation			500,000
Decrease /increase in financial income	28,300,000	(22,900,000)
Increase (decrease) in Income from cash, cash equivalents and financial assets	(1,800,000)	7,700,000
Decrease in foreign exchange gains (losses)		4,500,000
Foreign exchange gain	5,862,000	13,079,000	17,618,000
Decrease /increase in financial Expenses	29,500,000	19,000,000
Increase / (Decrease) in interest expense on lease liabilities	$ 700,000	400,000
Percentage of taxable income subject to annual limitation	80.00%
Annual Limit to carryforwards use against future taxable profit	50.00%			50.00%
Increase (decrease) in foreign exchange gains	$ 7,200,000
Increase in foreign exchange gains	22,200,000
Gain in fair value of SIA derivative instrument	14,300,000		14,300,000
Gain on change in fair value	765,000	20,009,000	245,000
Loss on fair value measurement	(15,039,000)	(8,366,000)	(20,813,000)
Loss on fair value measurement	(6,700,000)
Gain in fair value of foreign exchange derivatives	800,000
Increase/ Decrease in foreign exchange losses		7,600,000
Foreign exchange loss	$ 27,919,000	$ 5,754,000	$ 13,402,000
Effective income tax rate	(0.62%)	0.00%	0.32%
Deferred tax assets related to accumulated tax loss carryforwards and federal R&D tax credits	$ 0	$ 0	$ 0
Top of Range [member]
Consolidated operations [line items]
Annual limit to carryforwards use against future taxable profit amount | €				€ 1.0
France [Member]
Consolidated operations [line items]
Revenues	72,949,000	41,505,000	755,000
Accumulated tax losses	775,900,000	612,900,000	590,000,000
United States [member]
Consolidated operations [line items]
Accumulated tax losses	36,200,000	29,200,000	29,800,000
European Investment Bank Warrants [Member]
Consolidated operations [line items]
Loss in fair value recognized in profit and loss		5,700,000
Loss on fair value measurement	(14,700,000)
European Investment Bank Loan [Member]
Consolidated operations [line items]
Interest expense on EIB loan		2,000,000
Tranche A And Tranche B Warrants [Member]
Consolidated operations [line items]
Change in Fair Value of Europen Investment Bank			2,400,000
Cytovia [Member]
Consolidated operations [line items]
Non-recurring gain (loss) in fair value measurement before derecognition			7,800,000
Cibus Inc [Member]
Consolidated operations [line items]
Gain (loss) on change in fair value of our investment		2,300,000
Cellectis, Inc. and Cellectis Biologics, Inc. [Member] | United States [member] | Federal Tax Authority [Member]
Consolidated operations [line items]
Accumulated tax losses	7,100,000
Federal R&D tax credits, tax loss carryforwards	8,400,000
Cellectis, Inc. and Cellectis Biologics, Inc. [Member] | United States [member] | State And Local Tax Authority [Member]
Consolidated operations [line items]
Accumulated tax losses	$ 29,100,000
State operating loss carryforwards expiration year	2035
Cellectis, Inc. and Cellectis Biologics, Inc. [Member] | United States [member] | Top of Range [member] | Federal Tax Authority [Member]
Consolidated operations [line items]
Federal R&D tax credits, expiration period	2044
Cellectis, Inc. and Cellectis Biologics, Inc. [Member] | United States [member] | Bottom of Range [member] | Federal Tax Authority [Member]
Consolidated operations [line items]
Federal R&D tax credits, expiration period	2035
Licence Of Patents [Member]
Consolidated operations [line items]
Increase in depreciation and amortization expenses		1,200,000
Research and development expenses [member]
Consolidated operations [line items]
Increase in personnel expenses	$ 4,200,000
Decrease in personnel expenses		2,900,000
Decrease in stock-based compensation expense		1,900,000
Increase in depreciation and amortization expenses	300,000	1,900,000
Decrease in purchases and external expenses	1,500,000
Purchases and external expenses	35,083,000	36,611,000	32,996,000
Increase in purchases and external expenses		3,600,000
Personnel expenses	38,466,000	34,253,000	37,158,000
Selling General and Administrative Expense [Member]
Consolidated operations [line items]
Purchases and external expenses	9,800,000	9,200,000	6,700,000
Increase in purchases and external expenses	$ 600,000	$ 2,500,000
AstraZeneca [member]
Consolidated operations [line items]
Percentage of Revenue	99.00%	86.00%
Joint Collaboration and Research Agreement [Member] | AstraZeneca [member]
Consolidated operations [line items]
Revenues	$ 18,800,000
Revenue from performance obligations satisfied or partially satisfied in previous periods	5,000,000
Subsequent Investment Agreement [Member]
Consolidated operations [line items]
Loss in fair value recognized in profit and loss			$ 5,700,000
Astra Zeneca Ireland [Member] | Joint Collaboration and Research Agreement [Member]
Consolidated operations [line items]
Revenues	71,900,000	$ 35,500,000
License Agreement with Servier [Member]
Consolidated operations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods		$ 5,400,000
Percentage of Revenue		12.00%
Cibus Shares [Member]
Consolidated operations [line items]
Loss on fair value measurement	$ (7,800,000)